Fixed Assets, Net	12 Months Ended
Dec. 31, 2011
Fixed Assets, Net [Abstract]
Fixed Assets, Net

9. FIXED ASSETS, NET:

	As of December 31, (in thousands)
	2010 (As restated)	2011
Office building	$34,415	$36,173
Computer equipment (including servers)	25,913	45,360
Leasehold improvements	10,093	12,877
Office furniture	930	1,406
Vehicles	336	1,085

Total	71,687	96,901
Less: accumulated depreciation	(17,046)	(28,507)

Net book value	$54,641	$68,394

The depreciation expense for fixed assets was $3.8 million, $7.8 million and $11.1 million, respectively, for the years ended December 31, 2009, 2010 and 2011.